Fees and Expenses	Apr. 29, 2026
U.S. Equities 15% Structured Buffer ETF - May Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
U.S. Equities 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
U.S. Equities 15% Structured Buffer ETF - July Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
U.S. Equities 15% Structured Buffer ETF - August Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
U.S. Equities 10% Structured Buffer ETF - May Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
U.S. Equities 10% Structured Buffer ETF - June Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
U.S. Equities 10% Structured Buffer ETF - July Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
U.S. Equities 10% Structured Buffer ETF - August Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Growth & Technology 15% Structured Buffer ETF - May Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Growth & Technology 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Growth & Technology 15% Structured Buffer ETF - July Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Growth & Technology 15% Structured Buffer ETF - August Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
 (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver (3)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 Based on estimated amounts for the current fiscal year.

(3)
 The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. The Example reflects the contractual Fee Waiver described in footnote (3) above. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$30	$99

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.